Condensed Consolidated Statements of Operations (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating Revenues
Total operating revenues	$ 689,000,000		$ 379,000,000	[1]	$ 175,000,000	[1]
Operating Costs and Expenses
Cost of operations	239,000,000		144,000,000	[1]	114,000,000	[1]
Depreciation and amortization	166,000,000		61,000,000	[1]	25,000,000	[1]
Acquisition-related transaction and integration costs	4,000,000		0	[1]	0	[1]
Total operating costs and expenses	417,000,000		212,000,000	[1]	146,000,000	[1]
Operating Income	272,000,000		167,000,000	[1]	29,000,000	[1]
Other Income (Expense)
Equity in earnings of unconsolidated affiliates	27,000,000		22,000,000	[1]	19,000,000	[1]
Other income, net	3,000,000		3,000,000	[1]	2,000,000	[1]
Interest expense	(186,000,000)		(52,000,000)	[1]	(28,000,000)	[1]
Total other expense	(156,000,000)		(27,000,000)	[1]	(7,000,000)	[1]
Income Before Income Taxes	116,000,000	[2]	140,000,000	[1],[3]	22,000,000	[1],[3]
Income tax expense	4,000,000	[2]	8,000,000	[1],[3]	10,000,000	[1],[3]
Net Income	112,000,000		132,000,000	[1]	12,000,000	[1]
Net Income excluding pre-acquisition net income of Acquired ROFO assets	64,000,000		109,000,000	[1]
Less: Net income attributable to NRG (b)	64,000,000
Net income attributable to NRG Yield, Inc.	16,000,000.0		13,000,000.0
Affiliated Entity [Member]
Operating Costs and Expenses
General and administrative — affiliate	8,000,000		7,000,000	[1]	7,000,000	[1]
Predecessor
Other Income (Expense)
Net Income	0		54,000,000	[1]
Noncontrolling Interest
Other Income (Expense)
Less: Net income attributable to NRG (b)	48,000,000	[4]	42,000,000	[1],[4]
Drop-down Acquisition [Member]
Other Income (Expense)
Net Income	48,000,000		23,000,000	[1]
Less: Net income attributable to NRG (b)	48,000,000
Common Class A [Member]
Other Income (Expense)
Net income attributable to NRG Yield, Inc.	8,000,000.0		6,500,000.0
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders:
Weighted average number of common shares outstanding	28		23
Earnings per weighted average common share — basic and diluted	$ 0.30		$ 0.29
Dividends Per Class A Common Share	$ 1.42		$ 0.23
Common Class C [Member]
Other Income (Expense)
Net income attributable to NRG Yield, Inc.	$ 8,000,000.0		$ 6,500,000.0
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders:
Weighted average number of common shares outstanding	28		23
Earnings per weighted average common share — basic and diluted	$ 0.30		$ 0.29

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(a) - Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[3]	(b) - Represents pro forma tax provision for NRG Yield LLC
[4]	The calculation of income attributable to NRG excludes pre-acquisition net income of the Drop Down Assets.